Income tax expense - Details of Temporary differences unused tax losses and credits (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	₩ (138,709)		₩ (114,163)		₩ (94,778)
Changes in deferred tax liability (asset) [abstract]
Business combination	(1,473)				(21,087)
Recognized as income (expense)	148,880		(46,723)		20,133
Recognized as other comprehensive income (expense)	68,802		22,177		(18,431)
Ending balance	77,500		(138,709)		(114,163)
Deferred tax liability asset arising from Unused tax losses	₩ 3,536		₩ 8,838		₩ 24,059
Description of composition of other termporary differences	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 3,536 million Won.		Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 8,838 million Won.		Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 24,059 million Won.
Gain (loss) on financial assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	₩ 273,356		₩ 276,495		₩ 278,352
Changes in deferred tax liability (asset) [abstract]
Business combination	0				2,243
Recognized as income (expense)	(55,410)		(57,187)		19,121
Recognized as other comprehensive income (expense)	155,199		54,048		(23,221)
Ending balance	373,145		273,356		276,495
Gain on valuation using the equity method of accounting
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	15,260		33,597		10,713
Changes in deferred tax liability (asset) [abstract]
Business combination	0				0
Recognized as income (expense)	11,139		(17,282)		21,499
Recognized as other comprehensive income (expense)	(5,844)		(1,055)		1,385
Ending balance	20,555		15,260		33,597
Gain (loss) on valuation of derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(149,805)		(142,352)		(75,412)
Changes in deferred tax liability (asset) [abstract]
Business combination	0				675
Recognized as income (expense)	159,664		(6,755)		(67,423)
Recognized as other comprehensive income (expense)	758		(698)		(192)
Ending balance	10,617		(149,805)		(142,352)
Accrued income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(82,482)		(66,228)		(66,384)
Changes in deferred tax liability (asset) [abstract]
Business combination	0				(4,392)
Recognized as income (expense)	(7,848)		(16,254)		4,548
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	(90,330)		(82,482)		(66,228)
Provision for loan losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(34,625)		(46,495)		(52,711)
Changes in deferred tax liability (asset) [abstract]
Business combination	0				2,201
Recognized as income (expense)	14,520		11,870		4,015
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	(20,105)		(34,625)		(46,495)
Loan and receivables written off
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	8,244		8,221		6,893
Changes in deferred tax liability (asset) [abstract]
Business combination	0				0
Recognized as income (expense)	(318)		23		1,328
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	7,926		8,244		8,221
Loan origination costs and fees
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(194,463)		(170,196)		(162,442)
Changes in deferred tax liability (asset) [abstract]
Business combination	0				(14,131)
Recognized as income (expense)	25,370		(24,267)		6,377
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	(169,093)		(194,463)		(170,196)
Defined benefit liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	449,615		442,007		396,302
Changes in deferred tax liability (asset) [abstract]
Business combination	0				7,923
Recognized as income (expense)	15,760		32,890		41,186
Recognized as other comprehensive income (expense)	(95,590)		(25,282)		(3,404)
Ending balance	369,785		449,615		442,007
Deposits with employee retirement insurance trust
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(432,001)		(424,906)		(381,776)
Changes in deferred tax liability (asset) [abstract]
Business combination	0				(6,369)
Recognized as income (expense)	(18,437)		(7,291)		(36,858)
Recognized as other comprehensive income (expense)	216		196		97
Ending balance	(450,222)		(432,001)		(424,906)
Provision for guarantee
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	7,424		9,485		7,915
Changes in deferred tax liability (asset) [abstract]
Business combination	0				3,441
Recognized as income (expense)	904		(2,061)		(1,871)
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	8,328		7,424		9,485
Other provision
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	100,571		85,173		88,456
Changes in deferred tax liability (asset) [abstract]
Business combination	0				0
Recognized as income (expense)	(13,342)		15,398		(3,283)
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	87,229		100,571		85,173
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(99,803)	[1],[2]	(118,964)	[2],[3]	(144,684)	[3]
Changes in deferred tax liability (asset) [abstract]
Business combination	(1,473)	[1]			(12,678)	[3]
Recognized as income (expense)	16,878	[1]	24,193	[2]	31,494	[3]
Recognized as other comprehensive income (expense)	14,063	[1]	(5,032)	[2]	6,904	[3]
Ending balance	₩ (70,335)	[1]	₩ (99,803)	[1],[2]	₩ (118,964)	[2],[3]

[1]	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 3,536 million won.
[2]	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 8,838 million won.
[3]	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 24,059 million won.